Basic and Diluted Net Loss per Common Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Basic and Diluted Net Loss per Common Share
Basic and Diluted Net Loss per Common Share

13)    Basic and Diluted Net Loss per Common Share

Upon the consummation of the Mergers on December 1, 2020, the basic weighted average number of common shares outstanding for the three and nine months ended September 30, 2020, has been calculated using the number of common units outstanding of Metuchen from January 1, 2020, through September 30, 2020, multiplied by the exchange ratio used in the transaction.

The following is a reconciliation of the weighted average number of common shares outstanding used in calculating basic and diluted net loss per share:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Numerator
Net loss	$(1,696,898)	$(3,300,363)	$(800,734)	$(15,147,953)
Denominator
Weighted-average common shares for basic net loss per share	9,826,599	3,434,551	9,794,267	3,434,551

Basic and diluted net loss per common share	$(0.17)	$(0.96)	$(0.08)	$(4.41)

The following table summarizes the potentially dilutive securities convertible into common shares that were excluded from the calculation of diluted net loss per share because their inclusion would have been antidilutive:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Stock Options	1,213,301	—	1,213,301	—
Warrants	4,405,182	21,139	4,405,182	21,139
Total	5,621,263	21,139	5,621,263	21,139

13)    Basic and Diluted Net Loss per Common Share

Upon the consummation of the Mergers on December 1, 2020, the basic weighted average number of common shares outstanding for the year ended December 31, 2019 have been calculated on a pro forma basis using Metuchen’s historical weighted average number of common units outstanding multiplied by the exchange ratio used in the reverse recapitalization. For the year ended December 31, 2020, the basic weighted average shares outstanding has been calculated using the number of common units outstanding of Metuchen from January 1, 2020 through the December 1, 2020 acquisition date multiplied by the exchange ratio used in the transaction and the number of common shares outstanding of the Company from December 1, 2020 through December 31, 2020.

The following is a reconciliation of the weighted average number of common shares outstanding used in calculating basic and diluted net loss per share:

	For the Years Ended
	December 31,
	2020	2019
Numerator
Net (loss) income	$(20,585,925)	$(32,511,300)
Denominator
Weighted-average common shares for basic and diluted net loss per unit	5,340,682	2,460,026

Basic and diluted net loss per common share	$(3.85)	$(13.22)

The following table summarizes the potentially dilutive securities convertible into common shares that were excluded from the calculation of diluted net loss per share because their inclusion would have been antidilutive:

	For the Years Ended
	December 31,
	2020	2019
Stock Options	574,331	—
Warrants	4,407,962	127,396
Total	4,982,293	127,396